Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of Share-based Compensation, Stock Options, Activity
A summary of option activity under the Stock Incentive Plan and the Omnibus Plan as of December 31, 2012 is presented below.

Options	Shares	Weighted‑ Average Exercise Price	Weighted‑ Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	15,142,061	$10.60	6.3	$41,110
Granted	35,492	0.17
Exercised	(1,740,447)	5.75
Forfeited or Expired	(248,431)	14.66
Outstanding at December 31, 2012	13,188,675	11.13	5.4	$74,681
Exercisable at December 31, 2012	10,321,945	10.83	4.7	$63,086

Summary of the total compensation expense and associated recognized income tax benefits

	Three Months Ended March 31,
	2013	2012
Compensation expense	$8.0	$7.5
Income tax benefit	(3.1)	(2.9)
Total	$4.9	$4.6

A summary of the total compensation expense and associated income tax benefits recognized under the Prior Plans and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Compensation expense	$30.3	$31.0	$36.6
Income tax benefit	(11.7)	(12.0)	(14.2)
Total	$18.6	$19.0	$22.4

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The risk-free interest rate is the implied zero-coupon yield for U.S. Treasury securities having a maturity approximately equal to the expected term, as of the grant dates. The assumed dividend yield is zero.

Assumption	2012 Grants	2011 Grants	2010 Grants
Expected volatility	81.5%	36.7%	36.1%
Expected dividend yield	—%	—%	—%
Expected term (years)	3	6.25	6.25
Risk-free interest rate	0.4%	2.56%	1.62%-2.96%
Weighted‑average grant date fair value	$14.62	$5.93	$4.00
The risk-free interest rate is the implied zero-coupon yield for U.S. Treasury securities having a maturity approximately equal to the expected term, as of the grant dates. The assumed dividend yield is zero.

Assumption	2012 Grants	2011 Grants	2010 Grants
Expected volatility	81.5%	36.7%	36.1%
Expected dividend yield	—%	—%	—%
Expected term (years)	3	6.25	6.25
Risk-free interest rate	0.4%	2.56%	1.62%-2.96%
Weighted‑average grant date fair value	$14.62	$5.93	$4.00

Schedule of Share Based Compensation Nonvested Stock Options Activity
A summary of non-vested options as of December 31, 2012, and changes during the year, is presented below.

	Non-vested Shares	Weighted‑ Average Exercise Price	Weighted‑ Average Grant- Date Fair Value
Non-vested as of January 1, 2012	4,915,825	$12.04	$4.86
Granted	35,492	0.17	0.17
Vested	(1,959,032)	11.56	4.59
Forfeited	(125,555)	11.91	4.84
Non-vested as of December 31, 2012	2,866,730	$12.23	$4.98

Schedule of Share Based Payment Awards, Additional Stock Option Activity
Additional information pertaining to option activity under the plans is as follows (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Aggregate intrinsic value of stock options exercised	$15.1	$15.0	$8.1
Cash received from the exercise of stock options	11.2	13.1	7.9
Fair value of options that vested	9.0	17.4	21.6
Tax benefit realized on exercise of stock options	0.9	0.5	0.3

Schedule of Share Based Compensation Restricted Stock Units and Performance Based Units Activity
A summary of RSU and PSU activity under the Omnibus Plan as of December 31, 2012 is presented below.

	Shares	Weighted‑ Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	4,327,461	$6.46	$50,718
Granted	869,894	13.78	—
Vested	(3,198,219)	4.58	—
Forfeited or Expired	(126,502)	13.19	—
Outstanding at December 31, 2012	1,872,634	$12.62	$30,468

Schedule of Share Based Compensation Restricted Stock Units and Performance Based Units Additional Information
Additional information pertaining to RSU and PSU activity is as follows:

	Years ended December 31,
	2012	2011	2010
Total fair value of awards that vested ($ millions)	$14.6	$9.6	$8.2
Weighted average grant date fair value of awards	$13.78	$14.78	$10.1

Schedule of Share Based Compensation, Performance Based Units, Activity
An additional 193,798 PSUs granted in March 2011 contained a market condition whereby the 20 trading day average trailing Hertz Holdings' stock price must equal or exceed a certain price target at any time during the five year performance period, in addition to a service vesting condition. A summary of the PSU activity for this grant is presented below.

	Shares	Weighted‑ Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	677,971	$13.34	$7,946
Granted	1,846,014	11.89	—
Vested	(124,874)	14.60	—
Forfeited or Expired	(100,438)	11.87	—
Outstanding at December 31, 2012	2,298,673	$12.18	$37,399